Cash and cash equivalents and investment securities (Tables)	12 Months Ended
Dec. 31, 2025
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2025	31 December 2024

Short-term bank deposits	6 248	4 964
Cash and bank accounts	5 390	6 210
Cash and cash equivalents	11 638	11 174

Bank overdrafts	(14)	-
Cash and cash equivalents in the statement of cash flows	11 623	11 174

Summary Of Investments In Short term Debt Securities

Million US dollar	31 December 2025	31 December 2024

Investment in unquoted companies	134	139
Investment in debt securities	27	29
Non-current investments	161	168

Investment in debt securities	306	221
Current investments	306	221